Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock International Fund	May 31, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 612
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,069
Expense Example, with Redemption, 10 Years	1,748
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	1,970
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	943
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	$ 1,627